INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangibles, net consisted of the following:

	As of
	June 30,	December 31,
	2025	2024
Purchased software	$710,616	$697,405
Capitalized software development costs	1,462,568	1,435,378
	2,173,184	2,132,783
Less: accumulated amortization	(1,604,877)	(1,261,739)
Intangible assets, net	$568,307	$871,044

In the software development process, once the preliminary project stage was completed and management committed to funding the software through completion and the software will be used to perform the function intended, the application development stage started. In accordance with ASC 350-40-25, the software development costs incurred in the application development stage were capitalized, and the costs incurred in the preliminary project stage were expensed.

In 2023, the capitalized software for internal use was completed, the capitalized costs is amortized on a straight-line basis over the estimated useful live of three years.

For the six months ended June 30, 2025 and 2024, amortization expense amounted to $315,320 and $378,138 . The Company did not recognize impairment loss for the six months ended June 30, 2025 and 2024.

The following summarizes total future amortization expenses of the purchased software at June 30, 2025:

Year ending June 30,
2025	$268,975
2026	298,497
2027	164
2028	164
2029 and after	507
Total future amortization expense	$568,307